Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments (unaudited)
As of January 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.7%)
Sovereign Bonds (0.7%)
	Republic of Angola	9.500%	11/12/25	3,150	3,358
	Republic of Angola	8.250%	5/9/28	5,450	5,452
	Republic of Angola	8.000%	11/26/29	1,000	989
1	Republic of Angola	8.000%	11/26/29	3,000	2,962
	Republic of Angola	9.375%	5/8/48	4,500	4,458
	Republic of Angola	9.125%	11/26/49	1,400	1,362
1	Republic of Angola	9.125%	11/26/49	1,600	1,550
Total Angola (Cost $19,806)					20,131
Argentina (2.1%)
Sovereign Bonds (2.1%)
2	Argentine Republic	1.000%	7/9/29	7,531	3,135
2	Argentine Republic	0.125%	7/9/30	39,613	15,202
2	Argentine Republic	0.125%	7/9/35	51,149	17,519
2	Argentine Republic	0.125%	1/9/38	28,523	11,195
2	Argentine Republic	0.125%	7/9/41	26,664	9,632
2	Argentine Republic	0.125%	7/9/46	4,949	1,701
2	YPF SA	8.750%	4/4/24	3,720	2,748
	YPF SA	8.500%	7/28/25	3,637	2,441
Total Argentina (Cost $77,664)					63,573
Armenia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Armenia	7.150%	3/26/25	900	1,041
	Republic of Armenia	3.950%	9/26/29	1,400	1,424
1	Republic of Armenia	3.950%	9/26/29	300	304
Total Armenia (Cost $2,644)					2,769
Azerbaijan (0.4%)
Sovereign Bonds (0.4%)
	Republic of Azerbaijan	4.750%	3/18/24	3,800	4,160
1,2 Republic of Azerbaijan		3.500%	9/1/32	700	734
2	Republic of Azerbaijan	3.500%	9/1/32	2,000	2,096
3	Southern Gas Corridor CJSC	6.875%	3/24/26	4,750	5,718
Total Azerbaijan (Cost $11,862)					12,708
Bahamas (0.1%)
Sovereign Bonds (0.1%)
2	Bahamas Government International Bond	8.950%	10/15/32	800	863
2	Commonwealth of the Bahamas	6.000%	11/21/28	500	480
1,2 Commonwealth of the Bahamas		6.000%	11/21/28	850	817
1,2 Commonwealth of the Bahamas		8.950%	10/15/32	1,750	1,888

Total Bahamas (Cost $4,049)					4,048
Bahrain (1.8%)
Sovereign Bonds (1.8%)
1	Bahrain Government International Bond	4.250%	1/25/28	1,300	1,300
1	Bahrain Government International Bond	5.250%	1/25/33	2,500	2,469
	CBB International Sukuk Co. 5 Spc	5.624%	2/12/24	2,850	3,069
	CBB International Sukuk Co. 6 Spc	5.250%	3/20/25	2,000	2,144
	CBB International Sukuk Co. 7 SPC	6.875%	10/5/25	2,100	2,439
1	CBB International Sukuk Programme Co. SPC	6.250%	11/14/24	1,250	1,383
	CBB International Sukuk Programme Co. SPC	6.250%	11/14/24	1,300	1,435
	CBB International Sukuk Programme Co. SPC	4.500%	3/30/27	600	629
1	CBB International Sukuk Programme Co. SPC	4.500%	3/30/27	800	842
	CBB International Sukuk Programme Co. SPC	3.950%	9/16/27	800	817
1	CBB International Sukuk Programme Co. SPC	3.950%	9/16/27	1,800	1,833
1	Kingdom of Bahrain	6.125%	7/5/22	2,800	2,930
1	Kingdom of Bahrain	6.125%	8/1/23	150	161
	Kingdom of Bahrain	6.125%	8/1/23	4,575	4,926
	Kingdom of Bahrain	7.000%	1/26/26	3,150	3,647
	Kingdom of Bahrain	7.000%	10/12/28	4,300	4,984
	Kingdom of Bahrain	6.750%	9/20/29	4,100	4,625
1	Kingdom of Bahrain	7.375%	5/14/30	1,500	1,736
	Kingdom of Bahrain	7.375%	5/14/30	1,400	1,625
	Kingdom of Bahrain	5.625%	9/30/31	400	412
1	Kingdom of Bahrain	5.625%	9/30/31	1,700	1,745
	Kingdom of Bahrain	5.450%	9/16/32	600	609
1	Kingdom of Bahrain	5.450%	9/16/32	1,800	1,854
	Kingdom of Bahrain	6.000%	9/19/44	3,000	2,969
	Kingdom of Bahrain	7.500%	9/20/47	2,300	2,593
1	Kingdom of Bahrain	6.250%	1/25/51	1,000	984
Total Bahrain (Cost $52,430)					54,160
Belarus (0.3%)
Sovereign Bonds (0.3%)
	Republic of Belarus	6.875%	2/28/23	2,125	2,213
1	Republic of Belarus	5.875%	2/24/26	900	920
	Republic of Belarus	7.625%	6/29/27	1,400	1,535
	Republic of Belarus	6.200%	2/28/30	1,600	1,616
	Republic of Belarus Ministry of Finance	5.875%	2/24/26	200	205
1	Republic of Belarus Ministry of Finance	6.378%	2/24/31	1,350	1,367
	Republic of Belarus Ministry of Finance	6.378%	2/24/31	600	610
Total Belarus (Cost $8,277)					8,466
Belize (0.0%)
Sovereign Bonds (0.0%)
2	Belize	4.938%	2/20/34	1,037	452
Total Belize (Cost $735)					452
Bermuda (0.2%)
Sovereign Bonds (0.2%)
2	Bermuda	3.717%	1/25/27	1,550	1,731
2	Bermuda	4.750%	2/15/29	200	242
1,2 Bermuda		4.750%	2/15/29	600	724
2	Bermuda	3.375%	8/20/50	800	849
1,2 Bermuda		3.375%	8/20/50	1,200	1,277

Total Bermuda (Cost $4,497)					4,823
Bolivia (0.2%)
Sovereign Bonds (0.2%)
	Plurinational State of Bolivia	4.875%	10/29/22	1,500	1,533
	Plurinational State of Bolivia	5.950%	8/22/23	1,000	1,047
2	Plurinational State of Bolivia	4.500%	3/20/28	1,400	1,278
1,2 Plurinational State of Bolivia		4.500%	3/20/28	1,200	1,090
Total Bolivia (Cost $5,058)					4,948
Brazil (5.3%)
Sovereign Bonds (5.3%)
	Banco do Brasil SA	3.875%	10/10/22	4,376	4,551
	Cemig Geracao e Transmissao SA	9.250%	12/5/24	3,500	4,053
	Federative Republic of Brazil	2.625%	1/5/23	5,761	5,955
	Federative Republic of Brazil	8.875%	4/15/24	2,925	3,620
	Federative Republic of Brazil	4.250%	1/7/25	11,628	12,674
	Federative Republic of Brazil	8.750%	2/4/25	877	1,101
	Federative Republic of Brazil	2.875%	6/6/25	4,625	4,784
	Federative Republic of Brazil	6.000%	4/7/26	5,280	6,244
	Federative Republic of Brazil	10.125%	5/15/27	1,456	2,064
2	Federative Republic of Brazil	4.625%	1/13/28	7,652	8,433
2	Federative Republic of Brazil	4.500%	5/30/29	5,000	5,462
	Federative Republic of Brazil	3.875%	6/12/30	8,750	9,010
	Federative Republic of Brazil	8.250%	1/20/34	3,389	4,668
	Federative Republic of Brazil	7.125%	1/20/37	4,086	5,235
	Federative Republic of Brazil	5.625%	1/7/41	5,777	6,384
	Federative Republic of Brazil	5.000%	1/27/45	8,086	8,348
	Federative Republic of Brazil	5.625%	2/21/47	6,383	7,101
2	Federative Republic of Brazil	4.750%	1/14/50	8,935	8,913
	Petrobras Global Finance BV	7.375%	1/17/27	4,370	5,462
	Petrobras Global Finance BV	5.999%	1/27/28	5,543	6,478
	Petrobras Global Finance BV	5.093%	1/15/30	9,265	10,157
	Petrobras Global Finance BV	5.600%	1/3/31	6,675	7,451
	Petrobras Global Finance BV	7.250%	3/17/44	3,530	4,320
	Petrobras Global Finance BV	6.900%	3/19/49	4,300	5,172
	Petrobras Global Finance BV	6.750%	6/3/50	4,700	5,511
	Petrobras Global Finance BV	6.850%	6/5/15	6,280	7,324
Total Brazil (Cost $150,996)					160,475
Cameroon (0.1%)
Sovereign Bonds (0.1%)
2	Republic of Cameroon	9.500%	11/19/25	1,750	1,994
Total Cameroon (Cost $1,842)					1,994
Chile (1.1%)
Sovereign Bonds (1.1%)
2	Chile Government International Bond	3.100%	1/22/61	3,700	3,745
	Corp Nacional del Cobre de Chile	3.700%	1/30/50	4,800	5,166
	Republic of Chile	3.125%	1/21/26	1,640	1,811
2	Republic of Chile	3.240%	2/6/28	5,050	5,674
	Republic of Chile	2.450%	1/31/31	3,900	4,109
2	Republic of Chile	2.550%	1/27/32	3,500	3,701
	Republic of Chile	3.860%	6/21/47	3,450	4,033
2	Republic of Chile	3.500%	1/25/50	5,700	6,272

Total Chile (Cost $33,316)				34,511
China (3.8%)
Sovereign Bonds (3.8%)
Bank of China Ltd.	5.000%	11/13/24	8,700	9,785
China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	4,000	4,425
2 China Construction Bank Corp.	4.250%	2/27/29	5,236	5,649
2 China Construction Bank Corp.	2.450%	6/24/30	5,800	5,950
Export-Import Bank of China	3.625%	7/31/24	2,777	3,062
2 Huarong Finance 2017 Co. Ltd.	4.500%	12/31/49	2,350	2,395
2 Huarong Finance II Co. Ltd.	2.875%	12/31/49	1,200	1,198
Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	5,800	6,618
People's Republic of China	2.125%	11/2/22	5,473	5,646
People's Republic of China	1.875%	12/3/22	607	625
People's Republic of China	3.250%	10/19/23	5,100	5,502
People's Republic of China	0.400%	10/21/23	1,450	1,454
1 People's Republic of China	0.400%	10/21/23	1,500	1,502
People's Republic of China	1.950%	12/3/24	6,700	7,066
1 People's Republic of China	0.550%	10/21/25	1,900	1,892
People's Republic of China	0.550%	10/21/25	1,000	996
People's Republic of China	2.625%	11/2/27	4,751	5,253
People's Republic of China	3.500%	10/19/28	1,500	1,733
People's Republic of China	2.125%	12/3/29	7,750	8,220
1 People's Republic of China	1.200%	10/21/30	600	589
People's Republic of China	1.200%	10/21/30	600	592
People's Republic of China	2.750%	12/3/39	1,600	1,673
People's Republic of China	4.000%	10/19/48	1,350	1,764
1 People's Republic of China	2.250%	10/21/50	800	766
Sinopec Group Overseas Development 2012
Ltd.	3.900%	5/17/22	800	830
1 Sinopec Group Overseas Development 2012
Ltd.	3.900%	5/17/22	1,769	1,833
Sinopec Group Overseas Development 2013
Ltd.	4.375%	10/17/23	4,493	4,891
Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	4,500	4,843
1 Sinopec Group Overseas Development 2018
Ltd.	2.700%	5/13/30	2,300	2,375
Sinopec Group Overseas Development 2018
Ltd.	2.700%	5/13/30	2,300	2,379
State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	4,920	5,417
State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	6,075	6,838
1 State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	800	899
Total China (Cost $110,927)				114,660
Colombia (3.5%)
Sovereign Bonds (3.5%)
2 Colombia Government International Bond	3.875%	2/15/61	3,400	3,366
Ecopetrol SA	5.875%	9/18/23	4,485	4,978
Ecopetrol SA	4.125%	1/16/25	300	324
Ecopetrol SA	5.375%	6/26/26	3,690	4,193
Ecopetrol SA	6.875%	4/29/30	4,950	6,150
Ecopetrol SA	7.375%	9/18/43	100	130
Ecopetrol SA	5.875%	5/28/45	5,027	5,693
2 Republic of Colombia	2.625%	3/15/23	2,560	2,639
Republic of Colombia	8.125%	5/21/24	2,380	2,889
2 Republic of Colombia	4.500%	1/28/26	3,867	4,348

2	Republic of Colombia	3.875%	4/25/27	5,925	6,516
2	Republic of Colombia	4.500%	3/15/29	5,300	6,041
2	Republic of Colombia	3.000%	1/30/30	4,400	4,542
2	Republic of Colombia	3.125%	4/15/31	3,330	3,442
	Republic of Colombia	7.375%	9/18/37	4,437	6,227
	Republic of Colombia	6.125%	1/18/41	6,157	7,884
2	Republic of Colombia	5.625%	2/26/44	6,009	7,422
2	Republic of Colombia	5.000%	6/15/45	10,950	12,741
	Republic of Colombia	5.200%	5/15/49	5,670	6,805
2	Republic of Colombia	4.125%	5/15/51	3,800	3,971
2	Republic of Columbia	4.000%	2/26/24	5,145	5,525
Total Colombia (Cost $100,694)					105,826
Costa Rica (0.5%)
Sovereign Bonds (0.5%)
	Republic of Costa Rica	4.250%	1/26/23	2,782	2,746
	Republic of Costa Rica	4.375%	4/30/25	1,200	1,173
2	Republic of Costa Rica	6.125%	2/19/31	1,600	1,604
1,2 Republic of Costa Rica		6.125%	2/19/31	1,350	1,347
	Republic of Costa Rica	5.625%	4/30/43	1,400	1,255
	Republic of Costa Rica	7.000%	4/4/44	2,730	2,688
	Republic of Costa Rica	7.158%	3/12/45	3,051	3,022
Total Costa Rica (Cost $13,487)					13,835
Cote d'Ivoire (0.3%)
Sovereign Bonds (0.3%)
2	Republic of Cote d'Ivoire	6.375%	3/3/28	1,900	2,135
2	Republic of Cote d'Ivoire	5.750%	12/31/32	2,138	2,168
2	Republic of Cote d'Ivoire	6.125%	6/15/33	3,300	3,640
Total Cote d'Ivoire (Cost $7,293)					7,943
Croatia (0.3%)
Sovereign Bonds (0.3%)
	Republic of Croatia	5.500%	4/4/23	3,700	4,087
	Republic of Croatia	6.000%	1/26/24	4,650	5,360
Total Croatia (Cost $9,054)					9,447
Dominican Republic (2.0%)
Sovereign Bonds (2.0%)
2	Dominican Republic	5.875%	4/18/24	2,100	2,295
	Dominican Republic	5.500%	1/27/25	3,160	3,522
	Dominican Republic	6.875%	1/29/26	4,045	4,799
	Dominican Republic	5.950%	1/25/27	4,300	4,936
1	Dominican Republic	6.000%	7/19/28	600	696
	Dominican Republic	6.000%	7/19/28	2,869	3,332
	Dominican Republic	4.500%	1/30/30	4,350	4,546
1	Dominican Republic	4.500%	1/30/30	800	836
	Dominican Republic	4.875%	9/23/32	2,000	2,130
1	Dominican Republic	4.875%	9/23/32	3,550	3,781
	Dominican Republic	7.450%	4/30/44	3,665	4,597
2	Dominican Republic	6.850%	1/27/45	4,994	5,877
	Dominican Republic	6.500%	2/15/48	2,650	3,007
1	Dominican Republic	6.500%	2/15/48	200	226
1	Dominican Republic	6.400%	6/5/49	1,945	2,174
	Dominican Republic	6.400%	6/5/49	2,200	2,463
	Dominican Republic	5.875%	1/30/60	6,000	6,273
1	Dominican Republic	5.875%	1/30/60	1,950	2,028

1	Dominican Republic International Bond	5.300%	1/21/41	3,800	3,905
Total Dominican Republic (Cost $58,371)					61,422
Ecuador (0.6%)
Sovereign Bonds (0.6%)
1,2 Ecuador Government International Bond		0.500%	7/31/30	5,785	3,121
2	Ecuador Government International Bond	0.500%	7/31/30	3,950	2,131
1,2 Ecuador Government International Bond		0.500%	7/31/35	15,924	7,293
2	Ecuador Government International Bond	0.500%	7/31/35	5,100	2,336
1,2 Ecuador Government International Bond		0.500%	7/31/40	7,048	3,111
2	Ecuador Government International Bond	0.500%	7/31/40	1,225	541
1,2 Republic of Ecuador		5.000%	7/31/30	2,017	872
2	Republic of Ecuador	5.000%	7/31/30	550	238
Total Ecuador (Cost $26,106)					19,643
Egypt (2.0%)
Sovereign Bonds (2.0%)
	Arab Republic of Egypt	5.577%	2/21/23	2,950	3,116
	Arab Republic of Egypt	4.550%	11/20/23	1,478	1,536
1	Arab Republic of Egypt	4.550%	11/20/23	500	519
	Arab Republic of Egypt	6.200%	3/1/24	2,000	2,172
	Arab Republic of Egypt	5.750%	5/29/24	2,820	3,040
	Arab Republic of Egypt	5.875%	6/11/25	4,075	4,419
	Arab Republic of Egypt	5.250%	10/6/25	700	747
1	Arab Republic of Egypt	5.250%	10/6/25	1,400	1,489
	Arab Republic of Egypt	7.500%	1/31/27	3,950	4,555
	Arab Republic of Egypt	6.588%	2/21/28	2,225	2,414
	Arab Republic of Egypt	7.600%	3/1/29	5,730	6,458
	Arab Republic of Egypt	7.053%	1/15/32	4,700	5,022
1	Arab Republic of Egypt	7.053%	1/15/32	1,350	1,439
	Arab Republic of Egypt	7.625%	5/29/32	200	222
	Arab Republic of Egypt	6.875%	4/30/40	900	923
	Arab Republic of Egypt	8.500%	1/31/47	6,230	6,858
	Arab Republic of Egypt	7.903%	2/21/48	4,300	4,507
	Arab Republic of Egypt	8.700%	3/1/49	4,800	5,342
1	Arab Republic of Egypt	8.875%	5/29/50	2,600	2,938
	Arab Republic of Egypt	8.875%	5/29/50	2,090	2,367
1	Arab Republic of Egypt	8.150%	11/20/59	800	846
Total Egypt (Cost $57,737)					60,929
El Salvador (0.6%)
Sovereign Bonds (0.6%)
	Republic of El Salvador	7.750%	1/24/23	1,899	1,913
	Republic of El Salvador	5.875%	1/30/25	2,368	2,302
	Republic of El Salvador	6.375%	1/18/27	1,762	1,716
	Republic of El Salvador	8.625%	2/28/29	1,550	1,606
	Republic of El Salvador	8.250%	4/10/32	1,082	1,096
	Republic of El Salvador	7.650%	6/15/35	2,790	2,740
	Republic of El Salvador	7.625%	2/1/41	1,218	1,175
1,2 Republic of El Salvador		7.125%	1/20/50	1,600	1,468
2	Republic of El Salvador	7.125%	1/20/50	1,250	1,151
1,2 Republic of El Salvador		9.500%	7/15/52	1,600	1,664
2	Republic of El Salvador	9.500%	7/15/52	1,350	1,400

Total El Salvador (Cost $18,283)					18,231
Ethiopia (0.1%)
Sovereign Bonds (0.1%)
	Federal Democratic Republic of Ethiopia	6.625%	12/11/24	2,450	2,305
Total Ethiopia (Cost $2,435)					2,305
Gabon (0.2%)
Sovereign Bonds (0.2%)
2	Gabonese Republic	6.375%	12/12/24	2,286	2,387
	Gabonese Republic	6.950%	6/16/25	1,250	1,339
1,2 Gabonese Republic		6.625%	2/6/31	1,700	1,674
2	Gabonese Republic	6.625%	2/6/31	1,000	989
Total Gabon (Cost $6,193)					6,389
Ghana (0.9%)
Sovereign Bonds (0.9%)
2	Ghana Government International Bond	8.750%	3/11/61	400	402
2	Republic of Ghana	8.125%	1/18/26	2,195	2,483
1,2 Republic of Ghana		6.375%	2/11/27	2,500	2,581
2	Republic of Ghana	6.375%	2/11/27	1,200	1,242
2	Republic of Ghana	7.875%	3/26/27	1,330	1,457
2	Republic of Ghana	7.625%	5/16/29	2,000	2,112
2	Republic of Ghana	10.750%	10/14/30	2,900	3,855
2	Republic of Ghana	8.125%	3/26/32	3,700	3,875
1,2 Republic of Ghana		7.875%	2/11/35	1,200	1,208
2	Republic of Ghana	7.875%	2/11/35	1,200	1,212
2	Republic of Ghana	8.627%	6/16/49	2,150	2,157
1,2 Republic of Ghana		8.627%	6/16/49	800	801
2	Republic of Ghana	8.950%	3/26/51	2,300	2,357
1,2 Republic of Ghana		8.750%	3/11/61	1,100	1,100
Total Ghana (Cost $25,734)					26,842
Guatemala (0.5%)
Sovereign Bonds (0.5%)
	Republic of Guatemala	5.750%	6/6/22	1,703	1,795
	Republic of Guatemala	4.500%	5/3/26	2,100	2,295
	Republic of Guatemala	4.375%	6/5/27	1,600	1,742
	Republic of Guatemala	4.875%	2/13/28	1,200	1,343
1,2 Republic of Guatemala		4.900%	6/1/30	400	451
2	Republic of Guatemala	4.900%	6/1/30	800	904
1,2 Republic of Guatemala		5.375%	4/24/32	1,000	1,180
2	Republic of Guatemala	5.375%	4/24/32	600	713
2	Republic of Guatemala	6.125%	6/1/50	3,500	4,340
Total Guatemala (Cost $13,715)					14,763
Honduras (0.2%)
Sovereign Bonds (0.2%)
2	Republic of Honduras	7.500%	3/15/24	1,000	1,106
	Republic of Honduras	6.250%	1/19/27	1,820	2,091
1	Republic of Honduras	5.625%	6/24/30	1,150	1,289
2	Republic of Honduras	5.625%	6/24/30	600	677
Total Honduras (Cost $4,851)					5,163
Hungary (0.7%)
Sovereign Bonds (0.7%)
	Republic of Hungary	6.375%	3/29/21	5	5
	Republic of Hungary	5.375%	2/21/23	4,800	5,280

	Republic of Hungary	5.750%	11/22/23	4,754	5,431
	Republic of Hungary	5.375%	3/25/24	4,643	5,300
	Republic of Hungary	7.625%	3/29/41	2,970	5,185
Total Hungary (Cost $20,008)					21,201
Indonesia (6.8%)
Sovereign Bonds (6.8%)
	Indonesia Government International Bond	3.050%	3/12/51	3,200	3,232
	Pertamina Persero PT	4.875%	5/3/22	750	786
1	Pertamina Persero PT	4.300%	5/20/23	430	460
	Pertamina Persero PT	4.300%	5/20/23	3,015	3,226
1	Pertamina Persero PT	5.625%	5/20/43	200	246
	Pertamina Persero PT	6.450%	5/30/44	3,200	4,332
	Pertamina Persero PT	6.500%	11/7/48	400	557
1	Perusahaan Listrik Negara PT	4.125%	5/15/27	1,250	1,377
	Perusahaan Listrik Negara PT	4.125%	5/15/27	2,917	3,212
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	2,300	2,369
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	3,354	3,504
4	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	3,000	3,180
4	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	2,350	2,582
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	3,600	4,014
1	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	400	446
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	4,969	5,609
4	Perusahaan Penerbit SBSN Indonesia III	2.300%	6/23/25	200	209
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	5,120	5,888
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	4,450	5,067
4	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	2,782	3,224
1	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	1,200	1,390
1,4 Perusahaan Penerbit SBSN Indonesia III		4.450%	2/20/29	1,000	1,170
4	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	1,300	1,521
4	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	3,250	3,396
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	2,300	2,481
	Republic of Indonesia	3.700%	1/8/22	1,600	1,646
	Republic of Indonesia	3.750%	4/25/22	4,350	4,516
	Republic of Indonesia	2.950%	1/11/23	1,130	1,177
	Republic of Indonesia	3.375%	4/15/23	4,600	4,866
	Republic of Indonesia	5.375%	10/17/23	3,459	3,892
	Republic of Indonesia	5.875%	1/15/24	5,050	5,766
	Republic of Indonesia	4.450%	2/11/24	2,950	3,252
	Republic of Indonesia	4.125%	1/15/25	5,450	6,084
	Republic of Indonesia	4.750%	1/8/26	5,700	6,630
	Republic of Indonesia	4.350%	1/8/27	3,635	4,206
	Republic of Indonesia	3.850%	7/18/27	2,550	2,905
	Republic of Indonesia	3.500%	1/11/28	3,436	3,810
	Republic of Indonesia	4.100%	4/24/28	2,958	3,413
	Republic of Indonesia	4.750%	2/11/29	3,050	3,652
	Republic of Indonesia	3.400%	9/18/29	2,200	2,434
	Republic of Indonesia	2.850%	2/14/30	3,200	3,408
	Republic of Indonesia	3.850%	10/15/30	4,200	4,846
	Republic of Indonesia	8.500%	10/12/35	3,000	4,912
	Republic of Indonesia	6.625%	2/17/37	4,087	5,819
	Republic of Indonesia	7.750%	1/17/38	5,288	8,312
	Republic of Indonesia	5.250%	1/17/42	5,650	7,306
	Republic of Indonesia	4.625%	4/15/43	3,275	3,928
	Republic of Indonesia	6.750%	1/15/44	5,230	8,026
	Republic of Indonesia	5.125%	1/15/45	5,169	6,631
	Republic of Indonesia	5.950%	1/8/46	2,560	3,656

Republic of Indonesia	5.250%	1/8/47	3,650	4,824
Republic of Indonesia	4.750%	7/18/47	2,250	2,788
Republic of Indonesia	4.350%	1/11/48	4,400	5,198
Republic of Indonesia	5.350%	2/11/49	2,700	3,672
Republic of Indonesia	3.700%	10/30/49	2,800	3,076
Republic of Indonesia	3.500%	2/14/50	1,800	1,926
Republic of Indonesia	4.200%	10/15/50	4,200	5,019
Republic of Indonesia	4.450%	4/15/70	2,100	2,567
Total Indonesia (Cost $193,160)				207,641
Iraq (0.3%)
Sovereign Bonds (0.3%)
1 Republic of Iraq	6.752%	3/9/23	200	196
Republic of Iraq	6.752%	3/9/23	4,150	4,077
2 Republic of Iraq	5.800%	1/15/28	4,327	4,076
Total Iraq (Cost $8,427)				8,349
Jamaica (0.5%)
Sovereign Bonds (0.5%)
Jamaica	6.750%	4/28/28	3,600	4,316
2 Jamaica	8.000%	3/15/39	3,748	5,322
Jamaica	7.875%	7/28/45	4,200	5,880
Total Jamaica (Cost $14,207)				15,518
Jordan (0.4%)
Sovereign Bonds (0.4%)
1 Hashemite Kingdom of Jordan	4.950%	7/7/25	900	960
Hashemite Kingdom of Jordan	6.125%	1/29/26	3,500	3,903
Hashemite Kingdom of Jordan	5.750%	1/31/27	2,714	2,993
1 Hashemite Kingdom of Jordan	5.850%	7/7/30	2,200	2,412
Hashemite Kingdom of Jordan	5.850%	7/7/30	400	439
Hashemite Kingdom of Jordan	7.375%	10/10/47	2,450	2,791
Total Jordan (Cost $12,534)				13,498
Kazakhstan (0.9%)
Sovereign Bonds (0.9%)
KazMunayGas National Co. JSC	5.750%	4/19/47	700	903
1 KazMunayGas National Co. JSC	6.375%	10/24/48	900	1,242
KazMunayGas National Co. JSC	6.375%	10/24/48	2,400	3,332
Republic of Kazakhstan	3.875%	10/14/24	3,770	4,185
Republic of Kazakhstan	5.125%	7/21/25	6,350	7,509
Republic of Kazakhstan	4.875%	10/14/44	2,500	3,309
Republic of Kazakhstan	6.500%	7/21/45	3,630	5,725
Total Kazakhstan (Cost $23,773)				26,205
Kenya (0.6%)
Sovereign Bonds (0.6%)
Republic of Kenya	6.875%	6/24/24	4,900	5,414
2 Republic of Kenya	7.000%	5/22/27	2,425	2,680
Republic of Kenya	7.250%	2/28/28	2,800	3,130
2 Republic of Kenya	8.000%	5/22/32	3,600	4,152
Republic of Kenya	8.250%	2/28/48	2,025	2,297
Total Kenya (Cost $16,268)				17,673
Kuwait (0.7%)
Sovereign Bonds (0.7%)
State of Kuwait	2.750%	3/20/22	7,175	7,349
State of Kuwait	3.500%	3/20/27	12,000	13,569

Total Kuwait (Cost $19,998)				20,918
Lebanon (0.2%)
Sovereign Bonds (0.2%)
5 Republic of Lebanon	6.100%	10/4/22	5,181	678
5 Republic of Lebanon	6.000%	1/27/23	3,680	460
5 Republic of Lebanon	6.650%	4/22/24	1,991	265
5 Republic of Lebanon	6.200%	2/26/25	2,338	305
5 Republic of Lebanon	6.250%	6/12/25	400	52
5 Republic of Lebanon	6.600%	11/27/26	5,305	663
5 Republic of Lebanon	6.850%	3/23/27	4,250	531
5 Republic of Lebanon	6.750%	11/29/27	2,411	309
5 Republic of Lebanon	6.650%	11/3/28	2,040	260
5 Republic of Lebanon	6.850%	5/25/29	2,800	367
5 Republic of Lebanon	6.650%	2/26/30	3,225	418
5 Republic of Lebanon	7.000%	3/23/32	3,550	444
5 Republic of Lebanon	7.050%	11/2/35	500	64
5 Republic of Lebanon	7.250%	3/23/37	1,905	238
Total Lebanon (Cost $26,080)				5,054
Malaysia (1.4%)
Sovereign Bonds (1.4%)
1MDB Global Investments Ltd.	4.400%	3/9/23	7,700	7,709
Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	1,850	2,025
Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	1,225	1,630
Malaysia Sukuk Global Bhd.	3.179%	4/27/26	3,000	3,360
Malaysia Sukuk Global Bhd.	4.080%	4/27/46	950	1,238
Petronas Capital Ltd.	3.500%	3/18/25	3,050	3,373
Petronas Capital Ltd.	3.500%	4/21/30	6,500	7,332
1 Petronas Capital Ltd.	3.500%	4/21/30	1,000	1,126
Petronas Capital Ltd.	4.500%	3/18/45	3,000	3,892
1 Petronas Capital Ltd.	4.550%	4/21/50	4,800	6,156
Petronas Capital Ltd.	4.550%	4/21/50	200	259
Petronas Capital Ltd.	4.550%	4/21/50	2,500	3,238
Total Malaysia (Cost $38,942)				41,338
Mexico (9.4%)
Sovereign Bonds (9.4%)
1 Mexico City Airport Trust	5.500%	7/31/47	190	190
Mexico City Airport Trust	5.500%	7/31/47	5,254	5,278
1 Petroleos Mexicanos	6.875%	10/16/25	2,650	2,887
Petroleos Mexicanos	6.875%	8/4/26	7,347	7,910
Petroleos Mexicanos	6.490%	1/23/27	6,146	6,402
Petroleos Mexicanos	6.500%	3/13/27	13,315	13,780
Petroleos Mexicanos	5.350%	2/12/28	6,450	6,184
Petroleos Mexicanos	6.500%	1/23/29	5,375	5,345
Petroleos Mexicanos	6.840%	1/23/30	11,009	11,098
Petroleos Mexicanos	5.950%	1/28/31	10,220	9,768
Petroleos Mexicanos	6.625%	6/15/35	7,006	6,608
Petroleos Mexicanos	6.500%	6/2/41	4,360	3,851
Petroleos Mexicanos	6.375%	1/23/45	4,280	3,682
Petroleos Mexicanos	6.750%	9/21/47	15,251	13,321
Petroleos Mexicanos	6.350%	2/12/48	6,756	5,649
Petroleos Mexicanos	7.690%	1/23/50	19,954	19,051
Petroleos Mexicanos	6.950%	1/28/60	8,650	7,640
United Mexican States	8.000%	9/24/22	2,873	3,207
United Mexican States	4.000%	10/2/23	6,596	7,207

United Mexican States	3.600%	1/30/25	5,624	6,238
2 United Mexican States	3.900%	4/27/25	2,300	2,577
United Mexican States	4.125%	1/21/26	4,462	5,101
United Mexican States	4.150%	3/28/27	5,820	6,662
United Mexican States	3.750%	1/11/28	3,505	3,903
United Mexican States	4.500%	4/22/29	9,561	11,041
2 United Mexican States	3.250%	4/16/30	5,775	6,120
2 United Mexican States	2.659%	5/24/31	9,307	9,295
United Mexican States	8.300%	8/15/31	2,600	3,939
2 United Mexican States	4.750%	4/27/32	6,365	7,439
United Mexican States	7.500%	4/8/33	1,510	2,105
United Mexican States	6.750%	9/27/34	4,576	6,219
United Mexican States	6.050%	1/11/40	7,749	9,890
United Mexican States	4.750%	3/8/44	10,406	11,743
United Mexican States	5.550%	1/21/45	7,104	8,853
United Mexican States	4.600%	1/23/46	6,881	7,569
United Mexican States	4.350%	1/15/47	3,726	3,986
United Mexican States	4.600%	2/10/48	5,773	6,350
2 United Mexican States	4.500%	1/31/50	6,100	6,711
2 United Mexican States	5.000%	4/27/51	6,875	8,063
2 United Mexican States	3.771%	5/24/61	4,953	4,767
United Mexican States	5.750%	10/12/10	7,732	9,597
Total Mexico (Cost $280,581)				287,226
Mongolia (0.2%)
Sovereign Bonds (0.2%)
Mongolia	5.125%	12/5/22	3,409	3,528
1 Mongolia	5.625%	5/1/23	200	209
Mongolia	8.750%	3/9/24	2,100	2,434
1 Mongolia	5.125%	4/7/26	1,248	1,334
Total Mongolia (Cost $7,164)				7,505
Morocco (0.4%)
Sovereign Bonds (0.4%)
Kingdom of Morocco	4.250%	12/11/22	3,800	4,008
1 Kingdom of Morocco	2.375%	12/15/27	1,500	1,506
Kingdom of Morocco	3.000%	12/15/32	200	201
Kingdom of Morocco	5.500%	12/11/42	1,740	2,149
1 Kingdom of Morocco	4.000%	12/15/50	3,250	3,315
1 Morocco Government International Bond	3.000%	12/15/32	2,100	2,113
Total Morocco (Cost $13,084)				13,292
Mozambique (0.1%)
Sovereign Bonds (0.1%)
2 Republic of Mozambique	5.000%	9/15/31	2,200	1,991
Total Mozambique (Cost $2,061)				1,991
Namibia (0.1%)
Sovereign Bonds (0.1%)
Republic of Namibia	5.250%	10/29/25	1,550	1,668
Total Namibia (Cost $1,568)				1,668

Nigeria (0.9%)
Sovereign Bonds (0.9%)
Federal Republic of Nigeria	6.375%	7/12/23	1,000	1,085
1 Federal Republic of Nigeria	7.625%	11/21/25	400	458
Federal Republic of Nigeria	7.625%	11/21/25	2,750	3,154
Federal Republic of Nigeria	6.500%	11/28/27	3,450	3,719

1 Federal Republic of Nigeria	8.747%	1/21/31	300	348
Federal Republic of Nigeria	8.747%	1/21/31	2,000	2,325
Federal Republic of Nigeria	7.875%	2/16/32	3,450	3,777
1 Federal Republic of Nigeria	7.875%	2/16/32	300	327
Federal Republic of Nigeria	7.696%	2/23/38	1,900	1,996
1 Federal Republic of Nigeria	7.696%	2/23/38	1,700	1,777
Federal Republic of Nigeria	7.625%	11/28/47	3,100	3,229
Federal Republic of Nigeria	9.248%	1/21/49	1,900	2,209
Republic of Nigeria	7.143%	2/23/30	3,800	4,072
Total Nigeria (Cost $26,911)				28,476
Oman (2.2%)
Sovereign Bonds (2.2%)
Oman Sovereign Sukuk SAOC	4.397%	6/1/24	3,600	3,740
1 Oman Sovereign Sukuk SAOC	5.932%	10/31/25	700	769
Oman Sovereign Sukuk SAOC	5.932%	10/31/25	3,200	3,529
Republic of Uzbekistan Bond	3.700%	11/25/30	200	207
Sultanate of Oman	3.875%	3/8/22	1,750	1,779
Sultanate of Oman	4.125%	1/17/23	3,500	3,569
1 Sultanate of Oman	4.125%	1/17/23	200	203
1 Sultanate of Oman	4.875%	2/1/25	450	469
Sultanate of Oman	4.875%	2/1/25	2,200	2,314
Sultanate of Oman	4.750%	6/15/26	6,575	6,751
Sultanate of Oman	5.375%	3/8/27	6,025	6,268
1 Sultanate of Oman	6.750%	10/28/27	2,300	2,533
Sultanate of Oman	5.625%	1/17/28	9,350	9,748
Sultanate of Oman	6.000%	8/1/29	860	905
1 Sultanate of Oman	6.000%	8/1/29	3,800	3,957
1 Sultanate of Oman	6.250%	1/25/31	4,000	4,170
1 Sultanate of Oman	7.375%	10/28/32	1,600	1,800
Sultanate of Oman	6.500%	3/8/47	5,315	5,165
1 Sultanate of Oman	6.750%	1/17/48	1,450	1,421
Sultanate of Oman	6.750%	1/17/48	5,600	5,515
1 Sultanate of Oman	7.000%	1/25/51	2,500	2,500
Total Oman (Cost $64,576)				67,312
Pakistan (0.4%)
Sovereign Bonds (0.4%)
Islamic Republic of Pakistan	8.250%	4/15/24	3,150	3,486
Islamic Republic of Pakistan	8.250%	9/30/25	1,650	1,844
1 Islamic Republic of Pakistan	6.875%	12/5/27	750	801
Islamic Republic of Pakistan	6.875%	12/5/27	2,650	2,839
Third Pakistan International Sukuk Co. Ltd.	5.625%	12/5/22	2,000	2,061
Total Pakistan (Cost $10,550)				11,031
Panama (2.2%)
Sovereign Bonds (2.2%)
2 Republic of Panama	4.000%	9/22/24	3,100	3,410
2 Republic of Panama	3.750%	3/16/25	3,409	3,746
Republic of Panama	7.125%	1/29/26	2,225	2,834
Republic of Panama	8.875%	9/30/27	2,945	4,211
2 Republic of Panama	3.875%	3/17/28	3,633	4,105
Republic of Panama	9.375%	4/1/29	1,550	2,375
2 Republic of Panama	3.160%	1/23/30	3,800	4,114
2 Republic of Panama	2.252%	9/29/32	6,100	6,154
2 Republic of Panama	6.700%	1/26/36	5,073	7,267
2 Republic of Panama	4.500%	5/15/47	3,400	4,165

2	Republic of Panama	4.500%	4/16/50	4,450	5,440
2	Republic of Panama	4.300%	4/29/53	4,350	5,198
2	Republic of Panama	4.500%	4/1/56	6,200	7,595
2	Republic of Panama	3.870%	7/23/60	7,200	7,956
Total Panama (Cost $65,310)					68,570
Papua New Guinea (0.0%)
Sovereign Bonds (0.0%)
1	Papua New Guinea	8.375%	10/4/28	300	311
	Papua New Guinea	8.375%	10/4/28	700	724
Total Papua New Guinea (Cost $1,028)					1,035
Paraguay (0.5%)
Sovereign Bonds (0.5%)
1,2 Paraguay Government International Bond		2.739%	1/29/33	1,133	1,150
	Republic of Paraguay	5.000%	4/15/26	1,635	1,897
	Republic of Paraguay	4.700%	3/27/27	1,400	1,619
2	Republic of Paraguay	4.950%	4/28/31	1,400	1,670
1,2 Republic of Paraguay		4.950%	4/28/31	1,000	1,195
	Republic of Paraguay	6.100%	8/11/44	2,200	2,896
	Republic of Paraguay	5.600%	3/13/48	1,650	2,078
1,2 Republic of Paraguay		5.400%	3/30/50	2,194	2,732
2	Republic of Paraguay	5.400%	3/30/50	1,000	1,250
Total Paraguay (Cost $15,200)					16,487
Peru (1.6%)
Sovereign Bonds (1.6%)
	Republic of Peru	7.350%	7/21/25	3,559	4,504
2	Republic of Peru	2.392%	1/23/26	2,125	2,246
	Republic of Peru	4.125%	8/25/27	2,847	3,312
	Republic of Peru	2.844%	6/20/30	2,554	2,767
2	Republic of Peru	2.783%	1/23/31	5,640	6,056
2	Republic of Peru	1.862%	12/1/32	2,500	2,463
	Republic of Peru	8.750%	11/21/33	4,486	7,539
2	Republic of Peru	6.550%	3/14/37	2,846	4,229
	Republic of Peru	5.625%	11/18/50	6,327	9,673
2	Republic of Peru	2.780%	12/1/60	5,200	4,901
2	Republic of Peru	3.230%	7/28/21	2,700	2,565
Total Peru (Cost $47,701)					50,255
Philippines (2.8%)
Sovereign Bonds (2.8%)
	Republic of the Philippines	4.200%	1/21/24	3,614	4,007
2	Republic of the Philippines	7.500%	9/25/24	1,150	1,356
	Republic of the Philippines	10.625%	3/16/25	3,809	5,357
	Republic of the Philippines	5.500%	3/30/26	3,900	4,826
	Republic of the Philippines	3.000%	2/1/28	4,150	4,594
	Republic of the Philippines	3.750%	1/14/29	3,200	3,707
	Republic of the Philippines	9.500%	2/2/30	5,600	9,198
	Republic of the Philippines	2.457%	5/5/30	3,125	3,328
	Republic of the Philippines	7.750%	1/14/31	4,154	6,361
	Republic of the Philippines	1.648%	6/10/31	1,000	994
	Republic of the Philippines	6.375%	1/15/32	3,500	4,970
	Republic of the Philippines	6.375%	10/23/34	4,935	7,205
	Republic of the Philippines	5.000%	1/13/37	3,680	4,816
	Republic of the Philippines	3.950%	1/20/40	5,400	6,325
	Republic of the Philippines	3.700%	3/1/41	5,100	5,795

Republic of the Philippines	3.700%	2/2/42	4,920	5,618
Republic of the Philippines	2.950%	5/5/45	2,900	3,006
Republic of the Philippines	2.650%	12/10/45	3,600	3,573
Total Philippines (Cost $80,725)				85,036
Poland (0.8%)
Sovereign Bonds (0.8%)
Republic of Poland	5.000%	3/23/22	5,169	5,454
6 Republic of Poland	3.000%	3/17/23	6,628	6,985
Republic of Poland	4.000%	1/22/24	4,998	5,517
Republic of Poland	3.250%	4/6/26	4,440	4,986
Total Poland (Cost $22,090)				22,942
Qatar (4.8%)
Sovereign Bonds (4.8%)
SoQ Sukuk A QSC	3.241%	1/18/23	5,385	5,670
1 State of Qatar	4.500%	1/20/22	3,600	3,735
State of Qatar	3.875%	4/23/23	7,925	8,507
1 State of Qatar	3.875%	4/23/23	100	107
State of Qatar	3.375%	3/14/24	5,100	5,514
State of Qatar	3.400%	4/16/25	4,700	5,174
1 State of Qatar	3.400%	4/16/25	1,200	1,319
State of Qatar	3.250%	6/2/26	8,850	9,813
State of Qatar	4.500%	4/23/28	2,800	3,365
1 State of Qatar	4.500%	4/23/28	5,100	6,125
State of Qatar	4.000%	3/14/29	10,800	12,682
State of Qatar	3.750%	4/16/30	10,050	11,711
State of Qatar	9.750%	6/15/30	600	1,009
1 State of Qatar	9.750%	6/15/30	1,250	2,102
State of Qatar	6.400%	1/20/40	728	1,125
1 State of Qatar	6.400%	1/20/40	1,125	1,737
State of Qatar	5.750%	1/20/42	1,200	1,760
1 State of Qatar	5.750%	1/20/42	916	1,342
State of Qatar	4.625%	6/2/46	5,100	6,639
State of Qatar	5.103%	4/23/48	15,100	20,809
State of Qatar	4.817%	3/14/49	15,000	20,117
State of Qatar	4.400%	4/16/50	12,600	16,172
Total Qatar (Cost $135,413)				146,534
Romania (0.9%)
Sovereign Bonds (0.9%)
Republic of Romania	6.750%	2/7/22	3,982	4,222
Republic of Romania	4.375%	8/22/23	3,850	4,202
Republic of Romania	4.875%	1/22/24	3,780	4,220
1 Republic of Romania	3.000%	2/14/31	2,100	2,225
Republic of Romania	3.000%	2/14/31	800	849
Republic of Romania	6.125%	1/22/44	2,500	3,446
1 Republic of Romania	5.125%	6/15/48	80	100
Republic of Romania	5.125%	6/15/48	2,900	3,609
1 Republic of Romania	4.000%	2/14/51	3,900	4,146
Republic of Romania	4.000%	2/14/51	1,120	1,194
Total Romania (Cost $26,980)				28,213
Russia (4.5%)
Sovereign Bonds (4.5%)
Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	3,550	3,701
1 Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	222

Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	3,900	4,345
Gazprom PJSC Via Gaz Finance plc	2.950%	1/27/29	5,000	4,991
1 Gazprom PJSC Via Gaz Finance plc	3.250%	2/25/30	3,800	3,847
Gazprom PJSC Via Gaz Finance plc	3.250%	2/25/30	1,400	1,417
Rosneft Oil Co. Via Rosneft International
Finance DAC	4.199%	3/6/22	3,927	4,039
Russian Federation	4.500%	4/4/22	3,800	3,957
1 Russian Federation	4.875%	9/16/23	250	275
Russian Federation	4.875%	9/16/23	9,200	10,125
Russian Federation	4.750%	5/27/26	7,800	8,973
Russian Federation	4.250%	6/23/27	6,200	7,052
Russian Federation	12.750%	6/24/28	6,285	10,653
Russian Federation	4.375%	3/21/29	7,600	8,772
2 Russian Federation	7.500%	3/31/30	5,206	6,029
Russian Federation	5.100%	3/28/35	10,200	12,692
Russian Federation	5.625%	4/4/42	7,400	10,011
Russian Federation	5.875%	9/16/43	4,000	5,639
Russian Federation	5.250%	6/23/47	16,000	21,484
1 Russian Federation	5.250%	6/23/47	1,000	1,343
Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	3,200	3,353
Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	5,024	5,283
Total Russia (Cost $128,642)				138,203
Saudi Arabia (8.5%)
Sovereign Bonds (8.5%)
Kingdom of Saudi Arabia	2.875%	3/4/23	9,160	9,567
Kingdom of Saudi Arabia	4.000%	4/17/25	12,965	14,460
1 Kingdom of Saudi Arabia	4.000%	4/17/25	1,250	1,394
Kingdom of Saudi Arabia	2.900%	10/22/25	4,000	4,304
1 Kingdom of Saudi Arabia	2.900%	10/22/25	2,500	2,688
Kingdom of Saudi Arabia	3.250%	10/26/26	10,900	11,970
1 Kingdom of Saudi Arabia	3.250%	10/26/26	3,595	3,941
Kingdom of Saudi Arabia	2.500%	2/3/27	2,750	2,900
1 Kingdom of Saudi Arabia	3.625%	3/4/28	2,000	2,235
Kingdom of Saudi Arabia	3.625%	3/4/28	9,950	11,130
1 Kingdom of Saudi Arabia	4.375%	4/16/29	2,100	2,468
Kingdom of Saudi Arabia	4.375%	4/16/29	8,820	10,370
Kingdom of Saudi Arabia	4.500%	4/17/30	8,875	10,575
Kingdom of Saudi Arabia	3.250%	10/22/30	4,094	4,456
1 Kingdom of Saudi Arabia	2.750%	2/3/32	1,800	1,874
1 Kingdom of Saudi Arabia	2.250%	2/2/33	4,500	4,440
Kingdom of Saudi Arabia	4.500%	10/26/46	16,600	19,537
Kingdom of Saudi Arabia	4.625%	10/4/47	11,630	13,919
Kingdom of Saudi Arabia	5.000%	4/17/49	8,925	11,314
1 Kingdom of Saudi Arabia	5.250%	1/16/50	2,100	2,767
Kingdom of Saudi Arabia	5.250%	1/16/50	6,900	9,088
Kingdom of Saudi Arabia	3.750%	1/21/55	7,100	7,508
Kingdom of Saudi Arabia	4.500%	4/22/60	7,500	9,031
1 Kingdom of Saudi Arabia	3.450%	2/2/61	5,000	4,998
1 KSA Sukuk Ltd.	2.894%	4/20/22	2,000	2,058
KSA Sukuk Ltd.	2.894%	4/20/22	6,957	7,156
7 KSA Sukuk Ltd.	3.628%	4/20/27	9,700	10,874
KSA Sukuk Ltd.	4.303%	1/19/29	4,250	4,967
1 KSA Sukuk Ltd.	4.303%	1/19/29	750	875
KSA Sukuk Ltd.	2.969%	10/29/29	1,628	1,749
1 KSA Sukuk Ltd.	2.969%	10/29/29	3,500	3,759
1 Saudi Arabian Oil Co.	2.875%	4/16/24	1,000	1,061

	Saudi Arabian Oil Co.	2.875%	4/16/24	5,000	5,307
1	Saudi Arabian Oil Co.	3.500%	4/16/29	4,200	4,620
	Saudi Arabian Oil Co.	3.500%	4/16/29	4,400	4,856
	Saudi Arabian Oil Co.	2.250%	11/24/30	400	401
1	Saudi Arabian Oil Co.	2.250%	11/24/30	4,700	4,712
1	Saudi Arabian Oil Co.	4.250%	4/16/39	6,250	7,183
	Saudi Arabian Oil Co.	4.375%	4/16/49	7,980	9,432
1	Saudi Arabian Oil Co.	3.250%	11/24/50	5,100	4,947
1	Saudi Arabian Oil Co.	3.500%	11/24/70	6,200	6,084
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	2,350	2,557
1	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	250	272
Total Saudi Arabia (Cost $246,666)					259,804
Senegal (0.3%)
Sovereign Bonds (0.3%)
	Republic of Senegal	6.250%	7/30/24	1,400	1,548
2	Republic of Senegal	6.250%	5/23/33	2,700	2,963
2	Republic of Senegal	6.750%	3/13/48	2,800	2,989
	Republic of Serbia	2.125%	12/1/30	400	388
1	Republic of Serbia	2.125%	12/1/30	2,700	2,619
Total Senegal (Cost $10,060)					10,507
South Africa (1.7%)
Sovereign Bonds (1.7%)
	Republic of South Africa	5.875%	5/30/22	2,021	2,145
	Republic of South Africa	4.665%	1/17/24	3,600	3,861
	Republic of South Africa	5.875%	9/16/25	4,950	5,581
	Republic of South Africa	4.875%	4/14/26	3,450	3,710
	Republic of South Africa	4.850%	9/27/27	3,600	3,821
	Republic of South Africa	4.300%	10/12/28	4,750	4,832
	Republic of South Africa	4.850%	9/30/29	5,060	5,237
	Republic of South Africa	5.875%	6/22/30	3,100	3,408
	Republic of South Africa	6.250%	3/8/41	2,415	2,522
	Republic of South Africa	5.375%	7/24/44	2,100	1,979
	Republic of South Africa	5.000%	10/12/46	2,700	2,444
	Republic of South Africa	5.650%	9/27/47	3,500	3,343
	Republic of South Africa	6.300%	6/22/48	2,200	2,253
	Republic of South Africa	5.750%	9/30/49	6,950	6,693
Total South Africa (Cost $50,947)					51,829
Sri Lanka (0.7%)
Sovereign Bonds (0.7%)
	Democratic Socialist Republic of Sri Lanka	5.750%	1/18/22	950	749
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	2,470	1,736
	Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	2,600	1,715
	Democratic Socialist Republic of Sri Lanka	6.850%	3/14/24	2,500	1,599
	Democratic Socialist Republic of Sri Lanka	6.350%	6/28/24	1,700	1,081
	Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	2,400	1,501
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	4,900	3,057
	Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	2,250	1,386
	Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	3,750	2,246
	Democratic Socialist Republic of Sri Lanka	6.750%	4/18/28	2,650	1,598
	Democratic Socialist Republic of Sri Lanka	7.850%	3/14/29	2,630	1,604
	Democratic Socialist Republic of Sri Lanka	7.550%	3/28/30	3,500	2,127

Total Sri Lanka (Cost $28,236)					20,399
Suriname (0.0%)
Sovereign Bonds (0.0%)
	Republic of Suriname	9.250%	10/26/26	1,300	849
Total Suriname (Cost $1,191)					849
Tajikistan (0.0%)
Sovereign Bonds (0.0%)
2	Republic of Tajikistan	7.125%	9/14/27	975	841
Total Tajikistan (Cost $897)					841
Trinidad & Tobago (0.2%)
Sovereign Bonds (0.2%)
	Republic of Trinidad & Tobago	4.375%	1/16/24	600	640
1	Republic of Trinidad & Tobago	4.375%	1/16/24	400	426
	Republic of Trinidad & Tobago	4.500%	8/4/26	2,600	2,829
1,2 Republic of Trinidad & Tobago		4.500%	6/26/30	1,100	1,174
2	Trinidad & Tobago Government International
	Bond	4.500%	6/26/30	200	214
Total Trinidad & Tobago (Cost $5,010)					5,283
Tunisia (0.1%)
Sovereign Bonds (0.1%)
	Banque Centrale de Tunisie SA	5.750%	1/30/25	2,250	2,057
Total Tunisia (Cost $2,105)					2,057
Turkey (6.0%)
Sovereign Bonds (6.0%)
	Hazine Mustesarligi Varlik Kiralama AS	5.800%	2/21/22	3,850	3,952
	Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	3,700	3,798
1	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	600	609
8	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	1,800	1,833
	Republic of Turkey	5.125%	3/25/22	2,025	2,073
	Republic of Turkey	6.250%	9/26/22	6,461	6,759
	Republic of Turkey	3.250%	3/23/23	4,426	4,410
	Republic of Turkey	7.250%	12/23/23	5,250	5,743
	Republic of Turkey	5.750%	3/22/24	6,663	7,017
	Republic of Turkey	6.350%	8/10/24	6,350	6,816
	Republic of Turkey	5.600%	11/14/24	6,300	6,628
	Republic of Turkey	7.375%	2/5/25	8,150	9,093
	Republic of Turkey	4.250%	3/13/25	4,900	4,913
	Republic of Turkey	6.375%	10/14/25	7,050	7,632
	Republic of Turkey	4.750%	1/26/26	2,600	2,610
	Republic of Turkey	4.250%	4/14/26	4,075	4,045
	Republic of Turkey	4.875%	10/9/26	7,649	7,748
	Republic of Turkey	6.000%	3/25/27	8,112	8,607
	Republic of Turkey	5.125%	2/17/28	5,250	5,304
	Republic of Turkey	6.125%	10/24/28	5,300	5,629
	Republic of Turkey	7.625%	4/26/29	7,175	8,269
	Republic of Turkey	11.875%	1/15/30	2,805	4,069
	Republic of Turkey	5.250%	3/13/30	5,150	5,117
	Republic of Turkey	5.950%	1/15/31	6,050	6,209
	Republic of Turkey	5.875%	6/26/31	3,700	3,769
	Republic of Turkey	8.000%	2/14/34	3,300	3,873
	Republic of Turkey	6.875%	3/17/36	6,750	7,200
	Republic of Turkey	7.250%	3/5/38	2,950	3,247
	Republic of Turkey	6.750%	5/30/40	5,015	5,193

	Republic of Turkey	6.000%	1/14/41	7,707	7,366
	Republic of Turkey	4.875%	4/16/43	8,019	6,792
	Republic of Turkey	6.625%	2/17/45	7,500	7,589
	Republic of Turkey	5.750%	5/11/47	8,825	8,069
Total Turkey (Cost $174,241)					181,981
Ukraine (1.4%)
Sovereign Bonds (1.4%)
	Ukraine	7.750%	9/1/22	2,150	2,283
	Ukraine	7.750%	9/1/23	3,100	3,377
	Ukraine	8.994%	2/1/24	2,150	2,418
	Ukraine	7.750%	9/1/24	3,710	4,091
	Ukraine	7.750%	9/1/25	3,400	3,793
	Ukraine	7.750%	9/1/26	3,250	3,650
	Ukraine	7.750%	9/1/27	3,550	3,968
	Ukraine	9.750%	11/1/28	3,550	4,305
1	Ukraine	9.750%	11/1/28	450	546
1,2 Ukraine		7.375%	9/25/32	1,600	1,710
2	Ukraine	7.375%	9/25/32	5,900	6,329
1	Ukraine	7.253%	3/15/33	3,500	3,718
	Ukraine	7.253%	3/15/33	3,000	3,191
Total Ukraine (Cost $40,556)					43,379
United Arab Emirates (5.6%)
Sovereign Bonds (5.6%)
2	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	4,125	5,020
1,2 Abu Dhabi Crude Oil Pipeline LLC		4.600%	11/2/47	2,050	2,490
1	DP World plc	6.850%	7/2/37	3,340	4,511
2	DP World Salaa	6.000%	1/1/69	3,700	4,060
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	1,000	1,070
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	3,830	4,533
	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	4,150	4,258
	Emirate of Abu Dhabi	2.500%	10/11/22	7,350	7,603
	Emirate of Abu Dhabi	0.750%	9/2/23	1,600	1,606
1	Emirate of Abu Dhabi	0.750%	9/2/23	3,600	3,613
	Emirate of Abu Dhabi	2.125%	9/30/24	3,350	3,511
1	Emirate of Abu Dhabi	2.125%	9/30/24	4,500	4,716
	Emirate of Abu Dhabi	2.500%	4/16/25	8,100	8,633
1	Emirate of Abu Dhabi	3.125%	5/3/26	450	497
	Emirate of Abu Dhabi	3.125%	5/3/26	5,872	6,490
1	Emirate of Abu Dhabi	3.125%	10/11/27	300	335
	Emirate of Abu Dhabi	3.125%	10/11/27	9,850	10,996
	Emirate of Abu Dhabi	2.500%	9/30/29	3,950	4,213
1	Emirate of Abu Dhabi	2.500%	9/30/29	3,790	4,043
	Emirate of Abu Dhabi	3.125%	4/16/30	5,600	6,252
1	Emirate of Abu Dhabi	3.125%	4/16/30	2,400	2,682
	Emirate of Abu Dhabi	1.700%	3/2/31	2,050	2,032
1	Emirate of Abu Dhabi	1.700%	3/2/31	2,200	2,182
	Emirate of Abu Dhabi	4.125%	10/11/47	7,200	8,861
	Emirate of Abu Dhabi	3.125%	9/30/49	10,300	10,809
	Emirate of Abu Dhabi	3.875%	4/16/50	9,950	11,841
	Emirate of Abu Dhabi	2.700%	9/2/70	1,200	1,105
1	Emirate of Abu Dhabi	2.700%	9/2/70	2,500	2,294
	Emirate of Dubai	3.875%	1/30/23	2,000	2,102
	Emirate of Dubai United Arab Emirates	5.250%	1/30/43	2,500	2,907
	Emirate of Dubai United Arab Emirates	3.900%	9/9/50	3,250	3,126
1	Emirate of Sharjah United Arab Emirates	4.000%	7/28/50	1,750	1,768

	Emirate of Sharjah United Arab Emirates	4.000%	7/28/50	500	506
1	MDGH - GMTN BV	5.500%	3/1/22	2,910	3,070
1	MDGH - GMTN BV	3.700%	11/7/49	2,600	2,862
	MDGH - GMTN BV	3.950%	5/21/50	6,600	7,580
	Mongolia Government International Bond	5.125%	4/7/26	200	214
	RAK Capital	3.094%	3/31/25	2,100	2,234
	Sharjah Sukuk Ltd.	3.764%	9/17/24	800	861
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,502	4,889
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	2,700	2,800
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	2,300	2,568
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	1,700	1,777
Total United Arab Emirates (Cost $163,746)					169,520
United States (0.2%)
U.S. Government and Agency Obligations (0.2%)
	United States Treasury Note/Bond	0.125%	12/31/22	4,975	4,976
	United States Treasury Note/Bond	0.375%	12/31/25	2,405	2,399
Total United States (Cost $7,374)					7,375
Uruguay (1.5%)
Sovereign Bonds (1.5%)
2	Oriental Republic of Uruguay	4.500%	8/14/24	2,289	2,512
2	Oriental Republic of Uruguay	4.375%	10/27/27	3,834	4,481
2	Oriental Republic of Uruguay	4.375%	1/23/31	6,173	7,431
	Oriental Republic of Uruguay	7.875%	1/15/33	1,596	2,534
2	Oriental Republic of Uruguay	7.625%	3/21/36	1,865	3,012
2	Oriental Republic of Uruguay	4.125%	11/20/45	2,005	2,441
2	Oriental Republic of Uruguay	5.100%	6/18/50	9,842	13,225
2	Oriental Republic of Uruguay	4.975%	4/20/55	6,651	8,829
Total Uruguay (Cost $39,474)					44,465
Uzbekistan (0.1%)
Sovereign Bonds (0.1%)
	Republic of Uzbekistan	4.750%	2/20/24	1,345	1,449
	Republic of Uzbekistan	5.375%	2/20/29	1,825	2,096
1	Republic of Uzbekistan	3.700%	11/25/30	1,000	1,030
Total Uzbekistan (Cost $4,382)					4,575
Vietnam (0.1%)
Sovereign Bonds (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	2,200	2,483
Total Vietnam (Cost $2,288)					2,483

Zambia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Zambia	0.000%	9/20/22	2,150	1,106
	Republic of Zambia	0.000%	4/14/24	2,200	1,177
	Republic of Zambia	0.000%	7/30/27	3,025	1,590
Total Zambia (Cost $5,723)					3,873
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
9	Vanguard Market Liquidity Fund	0.107%		77,164	7,717

Market
Value
($000)

Total Temporary Cash Investments (Cost $7,717)	7,717
Total Investments (98.8%) (Cost $2,921,650)	3,010,565
Other Assets and Liabilities -Net (1.2%)	36,012
Net Assets (100%)	3,046,577
Cost is in $000.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, no rmally to qualified institutional buyers. At January 31, 2021, the aggregate value of these securities was $284,315,000, representing 9.3% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibilit y of interim principal payments and prepayments or the possibility of the issue being called.
3 Guaranteed by the Republic of Azerbaijan.
4 Guaranteed by the Republic of Indonesia.
5 Non-income-producing security—security in default.
6 Securities with a value of $57,000 have been segregated as initial margin for open futures contracts.
7 Guaranteed by the Kingdom of Saudi Arabia.
8 Guaranteed by the Republic of Turkey.
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
30-Year U.S. Treasury Bond	March 2021	27	4,555	(112)
Ultra 10-Year U.S. Treasury Note	March 2021	20	3,077	(5)
2-Year U.S. Treasury Note	March 2021	9	1,989	1
Ultra Long U.S. Treasury Bond	March 2021	3	614	(2)
				(118)
Short Futures Contracts
5-Year U.S. Treasury Note	March 2021	(18)	(2,266)	3
10-Year U.S. Treasury Note	March 2021	(30)	(4,111)	1
				4
				(114)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matri x system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average

Emerging Markets Government Bond Index Fund

coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies
(for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Emerging Markets Government Bond Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Sovereign Bonds	—	2,995,473	—	2,995,473
U.S. Government and Agency Obligations	—	7,375		7,375
Temporary Cash Investments	7,717	—	—	7,717
Total	7,717	3,002,848	—	3,010,565
Derivative Financial Instruments
Assets
Futures Contracts[1]	34	—	—	34
Liabilities
Futures Contracts[1]	92	—	—	92
1 Represents variation margin on the last day of the reporting period.